Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	515	681	561	1,196	1,741
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(23)	(7)	(19)	(30)	515
Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	2	(3)	98	(1)	206
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	37	54	45	91	86
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	120	117	71	237	161
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	11	42	12	53	61
Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	126	204	96	330	199
Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	203	254	211	457	417
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	17	7	32	24	62
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	(2)	15	(2)	34
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	16	5	0	21	0
Stock compensation plan | Plus Bond awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	6	10	0	16	0